Note 5 - Prepaid Services: Schedule of Expected Amortization Expense (Tables)	9 Months Ended
Sep. 30, 2013
Tables/Schedules
Schedule of Expected Amortization Expense
September 30,
2014	$959,667
2015	959,666
2016	297,077
$2,216,411